RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2019
Related Party Transaction [Line Items]
Repayments of Related Party Debt					$ 5,048
Due to Related Parties					0	$ 14,785
Cash Payment					38,000
Equity	$ (158,255)	$ (50,298)	$ (158,255)	$ (50,298)	(130,186)	(52,608)	$ (146,915)	$ (22,296)	$ (6,330)
Payments for Loans						19,215
Repayments of notes payable						34,000
Other notes payable						44,000
Other income						10,000
Revenue					25	29
Turnongreen Inc [Member]
Related Party Transaction [Line Items]
Equity	3,314,000		3,314,000		2,990,000	274,000
Revenue	1,062,000	1,831,000	2,191,000	3,213,000	5,346,000	5,416,000
Revenue from Related Parties					23,000	18,000
Turnongreen Inc [Member] | Parent [Member]
Related Party Transaction [Line Items]
Revenue			2,300,000	1,800,000
Turnongreen Inc [Member] | Allocation of General Corporate Expenses [Member]
Related Party Transaction [Line Items]
Related party expenses	100,000	83,000	160,000	165,000
Turnongreen Inc [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	$ 2,000	$ 9,000	$ 2,000	$ 9,000
Parent Company [Member] | Turnongreen Inc [Member]
Related Party Transaction [Line Items]
Revenue					4,200,000	600,000
Officer Loan [Member]
Related Party Transaction [Line Items]
Proceeds from loans						$ 34,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Cash Payment					25,000
Equity					$ 28,860